Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2025 Fund - Fidelity Freedom 2025 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431